As filed with the Securities and Exchange Commission on May 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.47%

	Agricultural Chemicals - 1.66%
12,900	Potash Corporation of Saskatchewan, Inc. - ADR	$506,325

	Air Delivery & Freight Services - 1.86%
5,800	FedEx Corp.	569,560

	Application Software - 2.93%
31,300	Microsoft Corp.	895,493

	Asset Management - 3.77%
4,490	BlackRock, Inc.	1,153,391

	Auto Manufacturers - Major - 2.40%
26,400	General Motors Co.*	734,448

	Business Services - 2.22%
3,990	Visa, Inc. - Class A	677,662

	Catalog & Mail Order Houses - 1.61%
1,850	Amazon.com, Inc.*	493,006

	Conglomerates - 4.37%
57,700	General Electric Co.	1,334,024

	Credit Services - 2.55%
14,200	Capital One Financial Corp.	780,290

	Data Storage Devices - 3.02%
38,600	EMC Corp.*	922,154

	Discount, Variety Stores - 2.57%
7,400	Costco Wholesale Corp.	785,214

	Diversifed Electronics - 2.29%
16,700	TE Connectivity Ltd.#	700,231

	Drug Delivery - 2.99%
12,200	Valeant Pharmaceuticals International, Inc.*#	915,244

	Drug Manufacturers - 2.24%
8,400	Johnson & Johnson	684,852

	Health Care Plans - 2.60%
13,800	Express Scripts Holding Co.*	795,570

	Independent Oil & Gas - 2.35%
5,600	EOG Resources, Inc.	717,192

	Industrial Electrical Equipment - 3.03%
15,130	Eaton Corp. PLC#	926,712

	Internet Information Provider - 2.83%
1,090	Google, Inc. - Class A*	865,493

	Major Integrated Oil & Gas - 1.82%
7,100	Occidental Petroleum Corp.	556,427

	Medical Instruments & Supplies - 5.03%
12,200	Baxter International, Inc.	886,208
9,600	Covidien PLC#	651,264
		1,537,472

	Money Center Banks - 5.12%
42,300	Wells Fargo & Co.	1,564,677

	Networking & Communication Devices - 2.94%
43,000	Cisco Systems, Inc.	899,130

	Oil & Gas Drilling & Exploration - 3.74%
22,000	Transocean Ltd.#	1,143,120

	Oil & Gas Equipment & Services - 2.85%
12,300	National Oilwell Varco, Inc.	870,225

	Personal Computers - 5.07%
3,500	Apple, Inc.	1,549,205

	Personal Products - 2.12%
8,400	Procter & Gamble Co.	647,304

	Processed & Packaged Goods - 3.21%
12,400	PepsiCo, Inc.	980,964

	Real Estate Development - 2.29%
19,200	Brookfield Asset Manangement, Inc. - Class A#	700,608

	Restaurants - 3.48%
14,800	Yum! Brands, Inc.	1,064,712

	Semiconductor - Equipment & Materials - 3.16%
71,600	Applied Materials, Inc.	965,168

	Semiconductor - Integrated Circuits - 5.65%
15,600	Broadcom Corp. - Class A	540,852
17,700	Qualcomm, Inc.	1,185,015
		1,725,867

	Telecommunication Services/Domestic - 2.70%
22,500	AT&T, Inc.	825,525

	Total Common Stocks (Cost $24,710,572)	29,487,265

	SHORT-TERM INVESTMENTS - 6.23%
1,903,690	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $1,903,690)	1,903,690
	Total Investments in Securities (Cost $26,614,262) - 102.70%	31,390,955
	Liabilities in Excess of Other Assets - (2.70)%	(825,113)
	Net Assets - 100.00%	$30,565,842

	* Non-income producing security.
	# U.S. traded security of a foreign issuer.
	† Rate shown is the 7-day annualized yield as of March 31, 2013.
	ADR - American Depository Receipt

TacticalShares Dynamic Allocation Fund
Schedule of Investments
at March 31, 2013 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUNDS - 97.09%

	Developed Markets - 24.08%
14,141	iShares MSCI Australia Index Fund	$382,373
13,379	iShares MSCI Belgium Capped Investable Market Index Fund	189,714
16,212	iShares MSCI France Index Fund	376,281
13,495	iShares MSCI Germany Index Fund	330,223
9,455	iShares MSCI Hong Kong Index Fund	187,587
6,918	iShares MSCI Ireland Capped Investable Market Index Fund	196,705
4,340	iShares MSCI Isreal Capped Investable Market Index Fund	196,125
15,293	iShares MSCI Italy Capped Index Fund	180,458
69,191	iShares MSCI Japan Index Fund	747,263
11,743	iShares MSCI Netherlands Investable Market Index Fund	241,788
13,927	iShares MSCI Singapore Index Fund	194,421
7,953	iShares MSCI Spain Capped Index Fund	225,070
7,289	iShares MSCI Sweden Index Fund	236,965
13,230	iShares MSCI Switzerland Capped Index Fund	388,433
39,700	iShares MSCI United Kingdom Index Fund	725,319
		4,798,725

	Emerging Markets - 13.15%
9,490	iShares MSCI Brazil Capped Index Fund	517,015
2,955	iShares MSCI Chile Capped Investable Market Index Fund	191,809
5,792	iShares MSCI Indonesia Investable Market Index Fund	201,793
2,798	iShares MSCI Mexico Capped Investable Market Index Fund	208,703
15,160	iShares MSCI Russia Capped Index Fund	333,368
32,242	iShares MSCI Taiwan Index Fund	430,108
1,988	iShares MSCI Thailand Capped Investable Market Index Fund	181,107
2,783	iShares MSCI Turkey Investable Market Index Fund	198,122
14,931	iShares S&P India Nifty 50 Index Fund	358,344
		2,620,369

	Natural Resources - 10.40%
6,689	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	490,504
4,355	iShares Dow Jones U.S. Oil Equipment & Services Index Fund	249,846
18,502	iShares S&P Global Energy Sector Index Fund	738,785
7,380	iShares S&P Global Timber & Forestry Index Fund	368,852
11,725	PowerShares Global Water Portfolio	224,886
		2,072,873

	Treasuries/Investment Grade Bonds - 26.81%
24,696	iShares Barclays 1-3 Year Treasury Bond Fund	2,086,071
3,989	iShares Barclays Intermediate Government/Credit Bond Fund	448,211
55,571	Schwab Short-Term U.S. Treasury ETF	2,808,558
		5,342,840

	U.S. Equity Sectors - 22.65%
12,824	Consumer Staples Select Sector SPDR Fund	509,882
6,273	Energy Select Sector SPDR Fund	497,574
5,157	iShares Dow Jones U.S. Consumer Services Sector Index Fund	503,375
7,331	iShares Dow Jones U.S. Financial Sector Index Fund	497,482
5,312	iShares Dow Jones U.S. Healthcare Sector Index Fund	512,183
6,081	iShares Dow Jones U.S. Industrial Sector Index Fund	496,575
6,740	iShares Dow Jones U.S. Technology Sector Index Fund	494,109
5,261	iShares Dow Jones U.S. Utilities Sector Index Fund	510,843
12,508	Materials Select Sector SPDR Trust	490,064
		4,512,087

	Total Exchange-Traded Funds (Cost $18,212,693)	19,346,894

	SHORT-TERM INVESTMENTS - 2.43%
484,982	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $484,982)	484,982
	Total Investments in Securities (Cost $18,697,675) - 99.52%	19,831,876
	Other Assets in Excess of Liabilities - 0.48%	95,166
	Net Assets - 100.00%	$19,927,042

	† Rate shown is the 7-day annualized yield as of March 31, 2013.

Capital Advisors Growth Fund
TacticalShares Dynamic Allocation Fund
Notes to Schedule of Investments
March 31, 2013 (Unaudited)

Note 1 – Securities Valuation

The Capital Advisors Growth Fund’s and the TacticalShares Dynamic Allocation Fund’s (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board of Trustees.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2013:

Capital Advisors Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$3,793,289	$-	$-	$3,793,289
Conglomerates	1,334,024	-	-	1,334,024
Consumer Goods	2,362,716	-	-	2,362,716
Financial	4,198,966	-	-	4,198,966
Healthcare	3,933,138	-	-	3,933,138
Industrial Goods	926,712	-	-	926,712
Services	3,590,154	-	-	3,590,154
Technology	9,348,266	-	-	9,348,266
Total Common Stocks	29,487,265	-	-	29,487,265
Short-Term Investments	1,903,690	-	-	1,903,690
Total Investments in Securities	$31,390,955	$-	$-	$31,390,955

TacticalShares Dynamic Allocation Fund

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$19,346,894	$-	$-	$19,346,894
Short-Term Investments	484,982	-	-	484,982
Total Investments in Securities	$19,831,876	$-	$-	$19,831,876

Refer to each Fund’s Schedule of Investments for a detailed break-out of securities. Transfers between levels are recognized at March 31, 2013, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended March 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Capital Advisors Growth Fund

Cost of investments	$26,614,262

Gross unrealized appreciation	$5,038,699
Gross unrealized depreciation	(262,006)
Net unrealized appreciation	$4,776,693

TacticalShares Dynamic Allocation Fund

Cost of investments	$18,697,681

Gross unrealized appreciation	$1,192,579
Gross unrealized depreciation	(58,384)
Net unrealized appreciation	$1,134,195

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
              Douglas G. Hess, President

Date 5/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 5/28/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 5/28/2013

* Print the name and title of each signing officer under his or her signature.